UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.               _____, 2005
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        56
                                           -----------

Form 13F Information Table Entry Value:      397,689
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----

Acadia Pharmaceuticals Inc.    COM         004225108    3,726       443,608   SH   SOLE                         443,608
Adolor Corp.                   COM         00724X102   13,663     1,477,074   SH   SOLE                       1,477,074
Alexion Pharmaceuticals Inc.   COM         015351109    4,935       214,201   SH   SOLE                         214,201
Allos Therapeutics Inc.        COM         019777101    6,207     2,847,418   SH   SOLE                       2,847,418
Amylin Pharmaceuticals Inc.    COM         032346108   41,875     2,000,722   SH   SOLE                       2,000,722
Anadys Pharmaceuticals Inc.    COM         03252Q408    3,609       393,958   SH   SOLE                         393,958
Arena Pharmaceuticals Inc.     COM         040047102    1,147       168,133   SH   SOLE                         168,133
Array Biopharma Inc.           COM         04269X105    2,553       405,174   SH   SOLE                         405,174
Autoimmune Inc.                COM         052776101       23        26,100   SH   SOLE                          26,100
Barrier Therapeutics Inc.      COM         06850R108    1,198       151,046   SH   SOLE                         151,046
Biocryst Pharmaceuticals Inc.  COM         09058V103   11,908     2,344,036   SH   SOLE                       2,344,036
Corcept Therapeutics Inc.      COM         218352102      663       115,100   SH   SOLE                         115,100
Critical Therapeutics Inc.     COM         22674T105    6,855       976,542   SH   SOLE                         976,542
Cytokinetics Inc.              COM         23282W100      821       118,300   SH   SOLE                         118,300
Dynavax Technologies Corp.     COM         268158102      284        59,100   SH   SOLE                          59,100
GTXI Inc. Del                  COM         40052B108    2,627       264,259   SH   SOLE                         264,259
Incyte Corp.                   COM         45337C102   23,696     3,314,070   SH   SOLE                       3,314,070
Inhibitex Inc.                 COM         45719T103    6,648       879,430   SH   SOLE                         879,430
Insmed Inc.                    COM         457669208       27        27,076   SH   SOLE                          27,076
Intermune Inc.                 COM         45884X103    2,315       177,513   SH   SOLE                         177,513
Intrabiotics Pharmaceuticals   COM         46116T506    3,357       959,271   SH   SOLE                         959,271
Ligand Pharmaceuticals Inc.    CLB         53220K207      962       138,357   SH   SOLE                         138,357
Martek Bioscience Corp.        COM         572901106    2,843        74,900   SH   SOLE                          74,900
Medarex Inc.                   COM         583916101   16,287     1,962,305   SH   SOLE                       1,962,305
Metabasis Therapeutics Inc.    COM         59101M105    1,631       517,710   SH   SOLE                         517,710
Myogen Inc.                    COM         62856E104    3,338       477,597   SH   SOLE                         477,597
Nastech Pharmaceutical Inc.    COM         631728409    2,875       202,056   SH   SOLE                         202,056
Neose Technologies Inc.        COM         640522108    2,478       786,825   SH   SOLE                         786,825
Neurocrine Bioscience Inc.     COM         64125C109      400         9,500   SH   SOLE                           9,500
Neurogen Corp.                 COM         64124E106   36,323     5,325,999   SH   SOLE                       5,325,999
Nitromed Inc.                  COM         654798503    1,616        83,074   SH   SOLE                          83,074
Nuvelo Inc.                    COM         67072M301    6,867       888,326   SH   SOLE                         888,326
Pharmacyclics Inc.             COM         716933106    3,464       461,288   SH   SOLE                         461,288
Pozen Inc.                     COM         73941U102      268        32,400   SH   SOLE                          32,400
Praecis Pharmaceuticals Inc.   COM         739421105       26        50,100   SH   SOLE                          50,100
Progenics Pharmaceuticals Inc. COM         743187106      522        25,000   SH   SOLE                          25,000
Seattle Genetics Inc.          COM         812578102    6,405     1,194,927   SH   SOLE                       1,194,927
Senomyx Inc.                   COM         81724Q107   11,610       703,202   SH   SOLE                         703,202
Sequenom Inc.                  COM         817337108       57        48,881   SH   SOLE                          48,881
Theravance Inc.                COM         88338T104    6,985       410,869   SH   SOLE                         410,869
Trimeris Inc.                  COM         896263100   35,952     3,602,369   SH   SOLE                       3,602,369
Vertex Pharmaceuticals Inc.    COM         92532F100    8,000       474,798   SH   SOLE                         474,798
Vicuron Pharmaceuticals Inc.   COM         926471103      346        12,400   SH   SOLE                          12,400
Virologic Inc.                 COM         92823R201      989       398,619   SH   SOLE                         398,619
Viropharma Inc.                COM         928241108   28,085     4,041,041   SH   SOLE                       4,041,041
Xcyte Therapies Inc.           PFD CV EXCH 98389F408      310        95,500   SH   SOLE                          95,500
Xenoport Inc.                  COM         98411C100    2,660       250,000   SH   SOLE                         250,000
Zymogenetics Inc.              COM         98985T109    1,873       106,432   SH   SOLE                         106,432
Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6   42,377    43,800,000  PRN   SOLE                      43,800,000
Incyte Genomics  Notes
  3.5% 2/15/2011               CONV BONDS  45337CAE2    3,475     4,000,000   PRN  SOLE                       4,000,000
Medarex Inc Notes
  2.25% 5/15/2011              CONV BONDS  583916AG6    5,688     6,500,000   PRN  SOLE                       6,500,000
Oscient Pharmaceuticals
  Corp Notes 3.5% 4/15/2011    CONV BONDS  68812RAB1      803     1,000,000   PRN  SOLE                       1,000,000
Regeneron Conv Notes
  5.5% 10/17/08 (144A)         CONV BONDS  75886FAA5   10,659    12,322,000   PRN  SOLE                      12,322,000
Regeneron Conv Notes
  5.5% 10/17/08                CONV BONDS  75886FAB3    4,325     5,000,000   PRN  SOLE                       5,000,000
Viropharma Incorporated
Notes 6% 3/01/2007             CONV BONDS  928241AC2    5,938     5,975,000   PRN  SOLE                       5,975,000
Viropharma Incorporated
  Notes 6% 10/18/2009          CONV BONDS  928241AG3    3,119     1,059,000   PRN  SOLE                       1,059,000
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